Cover	May 23, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 23, 2024
Entity Registrant Name	INTERPUBLIC GROUP OF COMPANIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-6686
Entity Tax Identification Number	13-1024020
Entity Address, Address Line One	909 Third Avenue,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	704-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	IPG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000051644